Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
EMPLOYEE BENEFIT PLANS
We and Borgata contribute to multi-employer pension plans under various union agreements. Contributions, based on wages paid to covered employees, totaled approximately $7.1 million, $1.0 million and $1.0 million, respectively, for the years ended December 31, 2010, 2009 and 2008. Our share of the unfunded vested liability related to multi-employer plans, if any, is not determinable. As of December 31, 2010, Borgata's share of the unfunded vested liability related to its pension plans is $47.1 million.
We and Borgata have retirement savings plans under Section 401(k) of the Internal Revenue Code covering our non-union employees. The plans allow employees to defer up to the lesser of the Internal Revenue Code prescribed maximum amount or 100% of their income on a pre-tax basis through contributions to the plans. We expensed our voluntary contributions to the 401(k) profit-sharing plans and trusts of $5.1 million, $3.7 million and $8.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.